Anesthesia Services Expense - Summary of Anesthesia Services Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about Anesthesia services expense [line items]
Corporate	$ 6,375,110	$ 3,866,696
Operating costs	85,688,084	53,599,792
Anesthesia services [member]
Disclosure of detailed information about Anesthesia services expense [line items]
Employee related	29,032,414	19,092,648
Depreciation and amortization	23,732,757	14,834,481
Bad debt expense	5,235,934	3,932,374
Office related	6,778,232	5,344,226
Impairment of professional services contract (note 11)	6,653,015
Acquisition expense	668,317	426,694
Medical supplies	677,905	690,551
Stock based compensation	426,416	201,538
Travel and entertainment	318,787	154,778
Professional fees	503,485	443,234
Insurance	288,162	108,637
Corporate		825
Operating costs	$ 74,315,424	$ 45,229,986